FAIR VALUE OF INVESTMENTS IN THE MASTER TRUST	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE OF INVESTMENTS IN THE MASTER TRUST	FAIR VALUE OF INVESTMENTS IN THE MASTER TRUST
The Fair Value Measurements and Disclosure Topic of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) establishes a valuation hierarchy for disclosure of the inputs to the valuations used to measure fair value. Classification of a financial asset or liability within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. This hierarchy prioritizes the inputs into three broad levels:
Level 1 – quoted prices in active markets for identical assets or liabilities;
Level 2 – inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly;
Level 3 – unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value.
The following tables provide the investments in the Master Trust carried at fair value measured on a recurring basis as of December 31, 2025 and 2024:

	December 31, 2025
(thousands of dollars)	Level 1	Level 2	Level 3	Not Subject to Leveling (2)	Total (1)
Short-term investments	$—	$117,634	$—	$—	$117,634
Mutual funds and exchange traded funds	1,752,355	—	—	—	1,752,355
Separate accounts:
Short-term investments	—	116,413	—	—	116,413
Common and preferred stock	31,844,027	—	—	—	31,844,027
Interest in real estate investment trusts	681,422	—	—	—	681,422
Other securities	32,159	—	—	—	32,159
RTX common stock	10,433,470	—	—	—	10,433,470
Commingled index funds	—	—	—	10,655,745	10,655,745
Total	$44,743,433	$234,047	$—	$10,655,745	$55,633,225

	December 31, 2024
(thousands of dollars)	Level 1	Level 2	Level 3	Not Subject to Leveling (2)	Total (1)
Short-term investments	$—	$120,021	$—	$—	$120,021
Mutual funds and exchange traded funds	1,472,704	—	—	—	1,472,704
Separate accounts:
Short-term investments	—	168,362	—	—	168,362
Common and preferred stock	27,919,563	—	—	—	27,919,563
Interest in real estate investment trusts	676,798	—	—	—	676,798
Other securities	44,981	—	—	—	44,981
RTX common stock	6,855,443	—	—	—	6,855,443
Commingled index funds	—	—	—	9,381,092	9,381,092
Total	$36,969,489	$288,383	$—	$9,381,092	$46,638,964
(1)     The tables above exclude $80 million and $14 million of net receivables due to the Master Trust for the Plan years ended December 31, 2025 and 2024, respectively.
(2)    Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total investments in the Master Trust, at fair value.